Pensions and Other Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 29, 2013
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Amortization of net transition obligation	$ 0
Amortization of net actuarial losses	553
Amortization of prior service cost	$ 3